Derivatives Designated as Hedging Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	$ 1,241.9
Interest Expense	0	0	0
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Fair Value Hedge | Fixed Rate Private Placement Debt Due 2019
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	60.0	60.0	60.0
Interest Expense	(0.7)	(5.9)	(2.8)
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Derivatives Designated as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	60.0	60.0	114.0
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps | Less Than 7 Years
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	60.0
Interest Expense	0.7
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps | Less Than 8 Years
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume		60.0
Interest Expense		5.9
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps | Less Than 10 Years
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume			60.0
Interest Expense			2.8
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Cross Currency Interest Rate Swaps | Less Than 1 Year
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume			54.0	[1]
Other Financial Items, net			1.9
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Amount of gain (loss) reclassified from accumulated OCI into interest expense			$ 0.2

[1]	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.